Related party transactions (Debt Arrangements and Other Revenue and Expenses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Mar. 31, 2014	Oct. 31, 2012	May 31, 2013	Dec. 13, 2013	Dec. 31, 2013
Related Party Transaction [Line Items]
Other Revenues	$ 43.2
Related party expense	25.8
Seadrill Partners LLC | Equity Method Investee
Related Party Transaction [Line Items]
Related party expense	82.1
Seadrill Partners LLC | Equity Method Investee | Vendor Financing Loan
Related Party Transaction [Line Items]
Loans receivable, related parties	109.5			109.5
Seadrill Partners LLC | Revolving Credit Facility | Equity Method Investee
Related Party Transaction [Line Items]
Remaining borrowing capacity		100	300
Debt instrument term			5 years
Commitment fee (as a percent)			2.00%
Repayments of long-term lines of credit		125.9
Long-term Line of Credit	0
Seadrill Partners LLC | LIBOR | Equity Method Investee | Vendor Financing Loan
Related Party Transaction [Line Items]
Basis spread on variable rate				5.00%
Seadrill Partners LLC | LIBOR | Revolving Credit Facility | Equity Method Investee
Related Party Transaction [Line Items]
Description of variable rate basis			LIBOR
Basis spread on variable rate			5.00%
US$229.9 Million Notes Receivable | Seadrill Partners LLC | Equity Method Investee
Related Party Transaction [Line Items]
Receivable with imputed interest, net amount					229.9
Receivable with Imputed Interest, face amount					238.5
US$70 Million Notes Receivable | Seadrill Partners LLC | Equity Method Investee
Related Party Transaction [Line Items]
Receivable with imputed interest, net amount						70.0
Receivable with Imputed Interest, face amount						73.0
US$100 Million Notes Receivable | Seadrill Partners LLC | Equity Method Investee
Related Party Transaction [Line Items]
Receivable with imputed interest, net amount		100.0
Receivable with Imputed Interest, face amount		$ 103.7